SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of movements of liabilities to cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 3,231
Changes from financing cash flows:
Net repayment of commercial paper	(982)
Unrealized foreign exchange gains	(94)
Liabilities arising from financing activities at end of period	2,155
Current Portion of Long-Term Lease Liabilities
Changes from financing cash flows:
Payment of lease liabilities	(307)
Reclassification of lease obligations	617
Liabilities arising from financing activities at end of period	310
Long-Term Lease Liabilities
Changes from financing cash flows:
Reclassification of debt to lease obligations	1,260
Reclassification of lease obligations	(617)
New leases	1,978
Liabilities arising from financing activities at end of period	2,621
Current Portion Of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	229
Changes from financing cash flows:
Repayment of long-term debt	(188)
Realized foreign exchange losses	7
Reclassification of debt to lease obligations	(38)
Unrealized foreign exchange gains	(10)
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	13,890
Changes from financing cash flows:
Gross proceeds from issuance of long-term debt	750
Debt issuance costs	(5)
Reclassification of debt to lease obligations	(1,222)
Unrealized foreign exchange gains	(520)
Deferred financing costs	(9)
Liabilities arising from financing activities at end of period	12,884
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	477
Changes from financing cash flows:
Distributions to non-controlling interest	(7)
Reassessment of partnership liability	15
Liabilities arising from financing activities at end of period	455
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	(2,614)
Dividends declared on common shares	$ 2,614